Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Summary of Classification and Measurement Basis of its Financial Instruments
The Company’s classification and measurement basis of its financial instruments are as follows:

Instrument	Classification and Measurement Basis
Cash and cash equivalents	Amortized cost
Short-term investments	FVTPL
Trade and other receivables	Amortized cost
Trade and other payables	Amortized cost

Summary of Estimated Useful Lives of Assets
Assets are amortized on a straight-line basis over the following estimated useful lives:

Computer equipment	3 years
Furniture and equipment	5 years
Computer software	1 to 3 years
Office equipment	3 years
Trade show equipment	2 years
Leasehold improvements	Shorter of lease term or the estimated useful life

Summary of Reclassification of Share Compensation Expense to Financial Statements
Share-based compensation expense was previously presented as a separate line item in the Company’s Consolidated Statement of Operations and Comprehensive Income. For the year ended June 30, 2021, the Company includes share-based compensation expense under the respective caption in its financial statements where compensation paid to the employees is recorded. Amounts in the comparative period were corrected to conform to the current period presentation of expenses by function as follows:

	Year ended June 30, 2020	Reclassification	Year ended June 30, 2020 Adjusted

Cost of revenue	$12,627	$463	$13,090
Sales and marketing	38,001	2,206	40,207
Research and development	18,298	1,143	19,441
General and administration	13,707	2,960	16,667
Share-based compensation	6,772	(6,772)	—